Investments	9 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
Investments	Investments
The following table outlines the carrying value of the Company’s investments:

As of	December 31, 2024	December 31, 2023
Asset Management
Corporate loans	$13,287	$13,287
Equity securities	2,276	6,056
Equity method	5,807	7,067
Total investments - Asset Management	$21,370	$26,410

Insurance Solutions
Debt securities	$615,460	$578,635
Corporate loans	114,735	132,628
Mortgage loans	147,640	123,725
Equity securities	16,404	17,698
Other invested assets	21,317	31,602
Total investments - Insurance Solutions	$915,556	$884,288
Corporate loans of consolidated VIEs	125,757	124,637
Equity securities of consolidated VIEs	141	—
Total investments - Insurance Solutions, including consolidated VIEs	1,041,454	1,008,925
Total investments	$1,062,824	$1,035,335
Financial assets
The following tables summarize the measurement categories of financial assets held by the Company as of December 31, 2024, and December 31, 2023:

As of December 31, 2024	Fair value	Amortized cost	Fair value option	Total(1)
Financial assets
Asset Management
Corporate loans	$—	$13,287	$—	$13,287
Equity securities	2,276	—	—	2,276
Total financial assets - Asset Management(2)	$2,276	$13,287	$—	$15,563

Insurance Solutions
Debt securities:
U.S. government and agency	$8,075	$—	$—	$8,075
U.S. state, territories and municipalities	3,370	—	1,882	5,252
Other government and agency	—	—	2,369	2,369
Corporate	119,895	—	106,354	226,249
Asset and mortgage-backed securities	253,935	—	119,581	373,516
Corporate loans	—	—	114,734	114,734
Mortgage loans	—	147,640	—	147,640
Equity securities	16,404	—	—	16,404
Other invested assets(3)	3,632	16,742	943	21,317
Total financial assets - Insurance Solutions	$405,311	$164,382	$345,863	$915,556
Corporate loans of consolidated VIEs	—	—	125,757	125,757
Equity securities of consolidated VIEs	141	—	—	141
Total financial assets - Insurance Solutions, including consolidated VIEs	405,452	164,382	471,620	1,041,454
Total financial assets	$407,728	$177,669	$471,620	$1,057,017
_______________
(1)The methodologies used in determining the values of investments are described in Note 2 Summary of significant accounting policies.
(2)The MLC US Holdings Credit Facility (as hereinafter defined) is collateralized by assets held by MLC US Holdings, including assets totaling $31.2 million as of December 31, 2024.
(3)Other invested assets primarily include structured securities and loan receivables.

As of December 31, 2023	Fair value	Amortized cost	Fair value option	Total(1)
Financial assets
Asset Management
Corporate loans	$—	$13,287	$—	$13,287
Equity securities(2)	6,056	—	—	6,056
Total financial assets - Asset Management(3)	$6,056	$13,287	$—	$19,343
Insurance Solutions
Debt securities:
U.S. government and agency	$7,845	$—	$—	$7,845
U.S. state, territories and municipalities	3,560	—	1,911	5,471
Other government and agency	—	—	2,396	2,396
Corporate	82,314	—	109,032	191,346
Asset and mortgage-backed securities	254,040	—	117,538	371,578
Corporate loans	—	—	132,627	132,627
Mortgage loans	—	123,725	—	123,725
Equity securities	17,698	—	—	17,698
Other invested assets(4)	4,971	20,997	5,634	31,602
Total financial assets - Insurance Solutions	$370,428	$144,722	$369,138	$884,288
Corporate loans of consolidated VIEs	—	—	124,637	124,637
Total financial assets - Insurance Solutions, including consolidated VIEs	370,428	144,722	493,775	1,008,925
Total financial assets	$376,484	$158,009	$493,775	$1,028,268
__________________
(1)The methodologies used in determining the values of investments are described in Note 2 Summary of significant accounting policies.
(2)On April 29, 2022, ML Management seeded Opportunistic Credit Interval Fund (“OCIF”), a closed-end, diversified management investment company $0.1 million. On October 5, 2022, ML Management invested an additional $4.0 million in OCIF. Investment in OCIF was reclassified from equity method Investment to equity securities at September 30, 2023 due to the decrease in ownership interest to below 20%.
(3)The MLC US Holdings Credit Facility (as hereinafter defined) is collateralized by assets held by MLC US Holdings, including assets totaling $27.8 million as of December 31, 2023.
(4)Other invested assets primarily include structured securities and loan receivables.
Available-for-sale – Insurance Solutions
The following table represents the amortized cost, gross unrealized gains, gross unrealized losses, and fair value of AFS investments by asset type:

As of December 31, 2024	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value(1)
Financial assets
Insurance Solutions
Debt securities:
U.S. government and agency	$8,627	$13	$(565)	$8,075
U.S. state, territories and municipalities	4,268	—	(898)	3,370
Corporate	133,527	1,196	(14,827)	119,896
Asset and mortgage-backed securities	258,482	2,089	(6,637)	253,934
Other invested assets	5,321	—	(1,689)	3,632
Total AFS — Insurance Solutions	$410,225	$3,298	$(24,616)	$388,907

As of December 31, 2023	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value(1)
Financial assets
Insurance Solutions
Debt securities:
U.S. government and agency	$8,376	$25	$(557)	$7,844
U.S. state, territories and municipalities	4,381	—	(821)	3,560
Corporate	94,686	958	(13,330)	82,314
Asset and mortgage-backed securities	269,041	1,056	(16,056)	254,041
Other invested assets	5,118	26	(173)	4,971
Total AFS — Insurance Solutions	$381,602	$2,065	$(30,937)	$352,730
_______________
(1)There is no allowance for credit losses for AFS investments for both years ended December 31, 2024 and December 31, 2023.
The maturity distribution for AFS securities is as follows:

	Tuesday, December 31, 2024
	Cost or amortized cost	Fair value
Due in one year or less	$20,820	$20,833
Due after one year through five years	80,245	80,388
Due after five years through ten years	150,279	147,571
Due after ten years	158,881	140,115
Total AFS securities	$410,225	$388,907
Actual maturities can differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
The following table provides information about AFS securities for which an allowance for credit losses has not been recorded aggregated by category and length of time that securities have been continuously in an unrealized loss position:

	Less than 12 months		12 months or more		Total
As of December 31, 2024	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Insurance Solutions
Debt securities:
U.S. government and agency	$983	$(50)	$4,725	$(515)	$5,708	$(565)
U.S. state, territories and municipalities	—	—	3,370	(898)	3,370	(898)
Corporate	31,867	(629)	48,706	(14,199)	80,573	(14,828)
Asset and mortgage-backed securities	50,961	(1,405)	91,990	(5,231)	142,951	(6,636)
Other invested assets	—	—	3,632	(1,689)	3,632	(1,689)
Total AFS securities in a continuous loss position	$83,811	$(2,084)	$152,423	$(22,532)	$236,234	$(24,616)

	Less than 12 months		12 months or more		Total
As of December 31, 2023	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Insurance Solutions
Debt securities:
U.S. government and agency	$—	$—	$5,475	$(557)	$5,475	$(557)
U.S. state, territories and municipalities	—	—	3,560	(821)	3,560	(821)
Corporate	9,551	(77)	49,219	(13,252)	58,770	(13,329)
Asset and mortgage-backed securities	26,183	(2,026)	195,064	(14,031)	221,247	(16,057)
Other invested assets	4,971	(173)	—	—	4,971	(173)
Total AFS securities in a continuous loss position	$40,705	$(2,276)	$253,318	$(28,661)	$294,023	$(30,937)
Unrealized gains and losses can be created by changing interest rates or several other factors, including changing credit spreads. The Company had gross unrealized losses on below investment grade AFS securities of $24.6 million and $30.9 million as of December 31, 2024 and December 31, 2023, respectively. The single largest unrealized loss on AFS securities was $1.2 million and $1.3 million as of December 31, 2024, and December 31, 2023, respectively. The Company had 359 and 286 positions in an unrealized loss position as of December 31, 2024, and December 31, 2023, respectively.
As of December 31, 2024, and December 31, 2023, AFS securities in an unrealized loss position for 12 months or more consisted of 216 and 261 debt securities. These debt securities primarily relate to Corporate, and U.S. state, municipal and political subdivisions securities, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in net income on these debt securities since the Company neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their cost or amortized cost basis. For securities with significant declines in value, individual security level analysis was performed utilizing underlying collateral default expectations, market data, and industry analyst reports.
Mortgage and corporate loans
Mortgage and corporate loans consist of the following:

	December 31, 2024	December 31, 2023
Asset Management
Corporate loans	$13,586	$13,586
Total corporate loans	13,586	13,586
Allowance for credit losses	(299)	(299)
Total corporate loans, net of allowance for credit losses	$13,287	$13,287

Insurance Solutions
Commercial real estate mortgage loans	$60,429	$60,449
Multi-family mortgage loans	93,186	64,529
Other invested assets - corporate loans	17,820	22,537
Total mortgage and corporate loans	171,435	147,515
Allowance for credit losses	(7,053)	(2,793)
Total mortgage and other invested assets - corporate loans, net of allowance for credit losses	$164,382	$144,722
The maturity distribution for commercial real estate, multi-family mortgage loans and corporate loans were as follows as of December 31, 2024:

Asset Management	Corporate loans
2025	$—
2026	—
2027	—
2028	—
2029 and thereafter	13,586
Total	$13,586

Insurance Solutions	Commercial real estate mortgage loans	Multi-family mortgage loans	Other invested assets - corporate loans	Total loans
2025	$32,024	$62,060	$—	$94,084
2026	15,416	24,857	—	40,273
2027	8,079	6,269	—	14,348
2028	4,910	—	—	4,910
2029 and thereafter	—	—	17,820	17,820
Total	$60,429	$93,186	$17,820	$171,435
Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay (with or without prepayment penalties) and loans may be refinanced.
The carrying value by credit risk and loan type were as follows:

Asset Management	December 31,
Loans – carrying value by credit risk	2024		2023
Level 1	$13,586	100%	$13,586	100%
Level 2	—	—%	—	—%
Level 3	—	—%	—	—%
Level 4	—	—%	—	—%
Level 5	—	—%	—	—%
Total by credit risk	$13,586	100%	$13,586	100%

Asset Management	December 31,
Loans – carrying value by loan type	2024		2023
Corporate loans	$13,586	100%	$13,586	100%
Total by loan type	$13,586	100%	$13,586	100%

Insurance Solutions	December 31,
Loans – carrying value by credit risk	2024		2023
Level 1	$22,731	13.3%	$27,531	18.7%
Level 2	83,448	48.6%	79,334	53.8%
Level 3	6,997	4.1%	24,902	16.9%
Level 4	—	—%	6,305	4.3%
Level 5	58,259	34.0%	9,443	6.4%
Total by credit risk	$171,435	100%	$147,515	100%

Insurance Solutions	December 31,
Loans – carrying value by loan type	2024		2023
Commercial real estate mortgage loans	$60,429	35.2%	$60,449	41.0%
Multi-family mortgage loans	93,186	54.4%	64,529	43.7%
Other invested assets - corporate loans	17,820	10.4%	22,537	15.3%
Total by loan type	$171,435	100%	$147,515	100%
The following table summarizes the activity related to the allowance for credit losses for the years ended December 31, 2024 and 2023:

Asset Management	Corporate loans	Total loans
Balance, December 31, 2023	$299	$299
Charge-offs	—	—
Recoveries	—	—
Provision for credit losses	—	—
Balance, December 31, 2024	$299	$299

Insurance Solutions	Commercial real estate mortgage loans	Multi-family mortgage loans	Corporate loans	Total loans
Balance, December 31, 2023	$632	$620	$1,541	$2,793
Charge-offs	—	—	—	—
Recoveries	—	—	—	—
Provision for credit losses	1,983	2,740	(463)	4,260
Balance, December 31, 2024	$2,615	$3,360	$1,078	$7,053

Asset Management	Corporate loans	Total loans
Balance, December 31, 2022	$299	$299
Charge-offs	—	—
Recoveries	—	—
Provision for credit losses	—	—
Balance, December 31, 2023	$299	$299

Insurance Solutions	Commercial real estate mortgage loans	Multi-family mortgage loans	Corporate loans	Total loans
Balance, December 31, 2022	$46	$97	$1,715	$1,858
Charge-offs	—	—	—	—
Recoveries	—	—	—	—
Provision for credit losses	586	523	(174)	935
Balance, December 31, 2023	$632	$620	$1,541	$2,793
The following table presents an analysis of past-due loans:

	December 31, 2024
Asset Management	Loans 30-59 days past due	Loans 60-89 days past due	Loans 90 days or more past due	Nonaccrual loans	Current loans	Total loans
Corporate loans	$—	$—	$—	$—	$13,586	$13,586
Total corporate loans	$—	$—	$—	$—	$13,586	$13,586

	December 31, 2024
Insurance Solutions	Loans 30-59 days past due	Loans 60-89 days past due	Loans 90 days or more past due	Nonaccrual loans	Current loans	Total loans
Commercial real estate mortgage loans	$—	$—	$—	$10,799	$49,630	$60,429
Multi-family mortgage loans	—	—	—	10,969	82,217	93,186
Other invested assets - corporate loans	—	—	—	—	17,820	17,820
Total mortgage and other invested assets - corporate loans	$—	$—	$—	$21,768	$149,667	$171,435

	December 31, 2023
Asset Management	Loans 30-59 days past due	Loans 60-89 days past due	Loans 90 days or more past due	Nonaccrual loans	Current loans	Total loans
Corporate loans	$—	$—	$—	$—	$13,586	$13,586
Total corporate loans	$—	$—	$—	$—	$13,586	$13,586

	December 31, 2023
Insurance Solutions	Loans 30-59 days past due	Loans 60-89 days past due	Loans 90 days or more past due	Nonaccrual loans	Current loans	Total loans
Commercial real estate mortgage loans	$—	$—	$—	$3,998	$56,451	$60,449
Multi-family mortgage loans	—	—	—	5,445	59,084	64,529
Other invested assets - corporate loans	—	—	—	—	22,537	22,537
Total mortgage and other invested assets - corporate loans	$—	$—	$—	$9,443	$138,072	$147,515
The Company designates individually evaluated loans on nonaccrual status as collateral-dependent loans, as well as other loans that management of the Company designates as having higher risk. Collateral dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. These loans do not share common risk characteristics and are not included within the collectively evaluated loans for determining the allowance for credit losses.
The following represents total nonaccrual loans:

	December 31, 2024
Insurance Solutions	Nonaccrual loans with no allowance	Nonaccrual loans with an allowance	Total nonaccrual loans
Commercial real estate mortgage loans	$—	$10,799	$10,799
Multi-family mortgage loans	—	10,969	10,969
Other invested assets - corporate loans	—	—	—
Total loans	$—	$21,768	$21,768

	December 31, 2023
Insurance Solutions	Nonaccrual loans with no allowance	Nonaccrual loans with an allowance	Total nonaccrual loans
Commercial real estate mortgage loans	$—	$3,998	$3,998
Multi-family mortgage loans	—	5,445	5,445
Other invested assets - corporate loans	—	—	—
Total loans	$—	$9,443	$9,443
The following represents accrued interest receivables written off:

For the year ended	December 31, 2024	December 31, 2023
Insurance Solutions
Commercial real estate mortgage loans	$1,034	$—
Multi-family mortgage loans	—	33
Other invested assets - corporate loans	—	—
Total accrued interest receivables written off	$1,034	$33
The following table represents the portfolio of mortgage and corporate loans by origination year as of December 31, 2024 and 2023:

Performance status as of December 31, 2024	2024	2023	2022	2021	2020	Prior	Total
Asset Management
Corporate loans
Level 1	$—	$—	$—	$—	$13,586	$—	$13,586
Level 2	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—
Level 4	—	—	—	—	—	—	—
Level 5	—	—	—	—	—	—	—
Total corporate loans	$—	$—	$—	$—	$13,586	$—	$13,586

Insurance Solutions
Commercial real estate loans
Level 1	$—	$4,910	$—	$—	$—	$—	$4,910
Level 2	4,000	15,416	11,800	3,661	—	—	34,877
Level 3	—	—	—	4,482	—	—	4,482
Level 4	—	—	—	—	—	—	—
Level 5	6,720	4,079	1,914	—	—	3,447	16,160
Total commercial real estate loans	10,720	24,405	13,714	8,143	—	3,447	60,429
Multi-family loans
Level 1	—	—	—	—	—	—	—
Level 2	33,389	5,469	—	9,715	—	—	48,573
Level 3	—	—	2,515	—	—	—	2,515
Level 4	—	—	—	—	—	—	—
Level 5	—	—	8,714	21,782	11,602	—	42,098
Total multi-family loans	33,389	5,469	11,229	31,497	11,602	—	93,186
Other invested assets - corporate loans
Level 1	48	596	74	17,102	—	—	17,820
Level 2	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—
Level 4	—	—	—	—	—	—	—
Level 5	—	—	—	—	—	—	—
Total other invested assets - corporate loans	48	596	74	17,102	—	—	17,820
Total mortgage and corporate loans	$44,157	$30,470	$25,017	$56,742	$11,602	$3,447	$171,435

Performance status as of December 31, 2023	2023	2022	2021	2020	2019	Prior	Total
Asset Management
Corporate loans
Level 1	$—	$—	$—	$13,586	$—	$—	$13,586
Level 2	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—
Level 4	—	—	—	—	—	—	—
Level 5	—	—	—	—	—	—	—
Total corporate loans	$—	$—	$—	$13,586	$—	$—	$13,586

Insurance Solutions
Commercial real estate loans
Level 1	$4,994	$—	$—	$—	$—	$—	$4,994
Level 2	9,565	18,520	6,054	—	—	3,447	37,586
Level 3	—	1,914	11,957	—	—	—	13,871
Level 4	—	—	—	—	—	—	—
Level 5	3,998	—	—	—	—	—	3,998
Total commercial real estate loans	18,557	20,434	18,011	—	—	3,447	60,449
Multi-family loans
Level 1	—	—	—	—	—	—	—
Level 2	5,035	3,326	28,706	4,681	—	—	41,748
Level 3	—	11,031	—	—	—	—	11,031
Level 4	—	—	—	—	—	—	—
Level 5	—	—	5,195	6,555	—	—	11,750
Total multi-family loans	5,035	14,357	33,901	11,236	—	—	64,529
Other invested assets - corporate loans
Level 1	756	94	21,687	—	—	—	22,537
Level 2	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—
Level 4	—	—	—	—	—	—	—
Level 5	—	—	—	—	—	—	—
Total other invested assets - corporate loans	756	94	21,687	—	—	—	22,537
Total mortgage and corporate loans	$24,348	$34,885	$73,599	$11,236	$—	$3,447	$147,515
The following represents the carrying value of collateral-dependent loans of the Company as of December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Commercial real estate mortgage loans	$10,799	$3,998
The Company maintains a separate reserve for credit losses on off-balance sheet credit exposures, including unfunded loan commitments, which is included in Accrued expenses and other liabilities on the Consolidated
Statements of Financial Position. The reserve for credit losses on off-balance sheet credit exposures is adjusted as a provision for credit losses in the income statement. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life, utilizing the same models and approaches for the Company's other loan portfolio segments described above, as these unfunded commitments share similar risk characteristics as its loan portfolio segments. The unfunded off-balance sheet credit line commitments for Corporate Loans accounted for as HFI was $1.4 million for Asset Management and $4.7 million for Insurance Solutions as of December 31, 2024 (December 31, 2023: $1.4 million and $13.0 million, for Asset Management and Insurance Solutions, respectively).
The liability for credit losses on off-balance sheet credit exposures for these loans included in Accrued expenses and other liabilities was less than $0.1 million for both Asset Management and Insurance Solutions as of December 31, 2024 and December 31, 2023, respectively. Refer to Note 24 Commitments and contingencies for additional information of the Company’s investment commitments.
Note 6. Investments
The following table outlines the carrying value of the Company’s investments:

As of	September 30, 2025	December 31, 2024
Asset Management
Corporate loans	$13,287	$13,287
Equity securities	20,351	2,276
Equity method	5,298	5,807
Derivatives	13	—
Other invested assets	73	—
Total investments - Asset Management	$39,022	$21,370

Insurance Solutions
Debt securities	$610,074	$615,460
Corporate loans	133,955	114,735
Mortgage loans	150,494	147,640
Equity securities	7,752	16,404
Other invested assets	21,706	21,317
Total investments - Insurance Solutions	923,981	915,556
Corporate loans of consolidated VIEs	129,166	125,757
Equity securities of consolidated VIEs	895	141
Total investments - Insurance Solutions, including consolidated VIEs	1,054,042	1,041,454
Total investments	$1,093,064	$1,062,824
Financial assets
The following tables summarize the measurement categories of financial assets held by the Company as of September 30, 2025, and December 31, 2024:

As of September 30, 2025	Fair value	Amortized cost	Fair value option	Total
Financial assets
Asset Management
Corporate loans	$—	$13,287	$—	$13,287
Equity securities	20,351	—	—	20,351
Derivatives	13	—	—	13
Other invested assets	73	—	—	73
Total financial assets — Asset Management¹	$20,437	$13,287	$—	$33,724

Insurance Solutions
Debt securities:
U.S. government and agency	10,376	—	—	10,376
U.S. state, territories and municipalities	3,425	—	1,943	5,368
Other government and agency	—	—	2,568	2,568
Corporate	161,677	—	105,591	267,268
Asset and mortgage-backed securities	203,680	—	120,814	324,494
Corporate loans	—	—	133,955	133,955
Mortgage loans	—	150,494	—	150,494
Equity securities	7,752	—	—	7,752
Other invested assets²	4,721	16,985	—	21,706
Total financial assets — Insurance Solutions	$391,631	$167,479	$364,871	$923,981
Corporate loans of consolidated VIEs	—	—	129,166	129,166
Equity securities of consolidated VIEs	895	—	—	895
Total financial assets — Insurance Solutions, including consolidated VIEs	392,526	167,479	494,037	1,054,042
Total financial assets	$412,963	$180,766	$494,037	$1,087,766
_______________
(1)The MLC US Holdings Credit Facility (as hereinafter defined) is collateralized by assets held by MLC US Holdings, including assets totaling $30.1 million as of September 30, 2025.
(2)Other invested assets primarily include structured securities and loan receivables.

As of December 31, 2024	Fair value	Amortized cost	Fair value option	Total
Financial assets
Asset Management
Corporate loans	$—	$13,287	$—	$13,287
Equity securities	2,276	—	—	2,276
Total financial assets — Asset Management¹	$2,276	$13,287	$—	$15,563
Insurance Solutions
Debt securities:
U.S. government and agency	$8,075	$—	$—	$8,075
U.S. state, territories and municipalities	$3,370	$—	$1,882	$5,252
Other government and agency	—	—	2,369	2,369
Corporate	119,895	—	106,354	226,249
Asset and mortgage-backed securities	253,935	—	119,581	373,516
Corporate loans	—	—	114,734	114,734
Mortgage loans	—	147,640	—	147,640
Equity securities	16,404	—	—	16,404
Other invested assets²	3,632	16,742	943	21,317
Total financial assets — Insurance Solutions	$405,311	$164,382	$345,863	$915,556
Corporate loans of consolidated VIEs	—	—	125,757	125,757
Equity securities of consolidated VIEs	141	—	—	141
Total financial assets — Insurance Solutions, including consolidated VIEs	405,452	164,382	471,620	1,041,454
Total financial assets	$407,728	$177,669	$471,620	$1,057,017
_______________
(1)The MLC US Holdings Credit Facility (as hereinafter defined) is collateralized by assets held by MLC US Holdings, including assets totaling $31.2 million as of December 31, 2024.
(2)Other invested assets primarily include structured securities and loan receivables.
Available-for-sale – Insurance Solutions
The following table represents the cost or amortized cost, gross unrealized gains, gross unrealized losses, and fair value of available-for-sale (“AFS”) investments by asset type:

As of September 30, 2025	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value(1)
Insurance Solutions
Debt securities:
U.S. government and agency	$10,604	$133	$(361)	$10,376
U.S. state, territories and municipalities	4,173	—	(749)	3,424
Corporate	172,383	1,746	(12,451)	161,678
Asset and mortgage-backed securities	205,258	2,626	(4,204)	203,680
Other invested assets	5,348	—	(1,874)	3,474
Total AFS — Insurance Solutions	$397,766	$4,505	$(19,639)	$382,632

As of December 31, 2024	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value¹
Insurance Solutions
Debt securities:
U.S. government and agency	$8,627	$13	$(565)	$8,075
U.S. state, territories and municipalities	4,268	—	(898)	3,370
Corporate	133,527	1,196	(14,827)	119,896
Asset and mortgage-backed securities	258,482	2,089	(6,637)	253,934
Other invested assets	5,321	—	(1,689)	3,632
Total AFS — Insurance Solutions	$410,225	$3,298	$(24,616)	$388,907
_______________
(1)There is no allowance for credit losses for AFS investments as of September 30, 2025 and December 31, 2024.
The maturity distribution for AFS securities is as follows:

	September 30, 2025
	Cost or amortized cost	Fair value
Due in one year or less	$431	$424
Due after one year through five years	108,415	109,395
Due after five years through ten years	142,204	140,550
Due after ten years	146,716	132,263
Total AFS securities	$397,766	$382,632
Actual maturities can differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
The following table provides information about AFS securities for which an allowance for credit losses has not been recorded aggregated by category and length of time that securities have been continuously in an unrealized loss position:

	Less than 12 months		12 months or more		Total
As of September 30, 2025	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Insurance Solutions
Debt securities:
U.S. government and agency	$1,016	$(34)	$4,917	$(327)	$5,933	$(361)
U.S. state, territories and municipalities	—	—	3,425	(749)	3,425	(749)
Corporate	32,243	(349)	46,305	(12,102)	78,548	(12,451)
Asset and mortgage-backed securities	20,772	(173)	60,299	(4,031)	81,071	(4,204)
Other invested assets	—	—	3,475	(1,874)	3,475	(1,874)
Total AFS securities in a continuous loss position	$54,031	$(556)	$118,421	$(19,083)	$172,452	$(19,639)

	Less than 12 months		12 months or more		Total
As of December 31, 2024	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Insurance Solutions
Debt securities:
U.S. government and agency	$983	$(50)	$4,725	$(515)	$5,708	$(565)
U.S. state, territories and municipalities	—	—	3,370	(898)	3,370	(898)
Corporate	31,867	(629)	48,706	(14,199)	80,573	(14,828)
Asset and mortgage-backed securities	50,961	(1,405)	91,990	(5,231)	142,951	(6,636)
Other invested assets	—	—	3,632	(1,689)	3,632	(1,689)
Total AFS securities in a continuous loss position	$83,811	$(2,084)	$152,423	$(22,532)	$236,234	$(24,616)
Unrealized gains and losses can arise from changes in interest rates or other factors, including changes in credit spreads. The Company had gross unrealized losses on below investment grade AFS securities of $4.3 million and $4.5 million as of September 30, 2025 and December 31, 2024, respectively. The single largest unrealized loss on AFS securities was $1.3 million and $1.2 million as of September 30, 2025 and December 31, 2024, respectively. The Company had 296 and 359 positions in an unrealized loss position as of September 30, 2025 and December 31, 2024, respectively.
As of September 30, 2025 and December 31, 2024, AFS securities in an unrealized loss position for 12 months or more consisted of 197 and 216 debt securities, respectively. These debt securities primarily relate to Corporate and U.S. state, municipal and political subdivisions securities, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in net income on these debt securities since the Company neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their cost or amortized cost basis. For securities with significant declines in value, individual security level analysis was performed utilizing underlying collateral default expectations, market data, and industry analyst reports.
Mortgage and corporate loans carried at amortized cost
Mortgage and corporate loans consist of the following:

	September 30, 2025	December 31, 2024
Asset Management
Corporate loans	$13,586	$13,586
Total corporate loans	13,586	13,586
Allowance for credit losses	(299)	(299)
Total corporate loans, net of allowance for credit losses	$13,287	$13,287

Insurance Solutions
Commercial real estate mortgage loans	$57,676	$60,429
Multi-family mortgage loans	98,537	93,186
Other invested assets - corporate loans	17,964	17,820
Total mortgage and corporate loans	$174,177	$171,435
Allowance for credit losses	(6,698)	(7,053)
Total mortgage and other invested assets - corporate loans, net of allowance for credit losses	$167,479	$164,382
The maturity distribution for commercial real estate, multi-family mortgage loans and corporate loans were as follows as of September 30, 2025:

Asset Management	Corporate loans
Remainder of 2025	$—
2026	—
2027	—
2028	—
2029	—
2030 and thereafter	13,586
Total	$13,586

Insurance Solutions	Commercial real estate mortgage loans	Multi-family mortgage loans	Other invested assets - corporate loans	Total loans
Remainder of 2025	$10,167	$9,715	$—	$19,882
2026	33,354	59,802	—	93,156
2027	9,299	13,801	—	23,100
2028	4,856	15,219	—	20,075
2029	—	—	—	—
2030 and thereafter	—	—	17,964	17,964
Total	$57,676	$98,537	$17,964	$174,177
Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay (with or without prepayment penalties) and loans may be refinanced.
The carrying value by credit risk and loan type were as follows:

Asset Management
Loans – carrying value by credit risk	September 30, 2025		December 31, 2024
Level 1	$13,586	100%	$13,586	100%
Level 2	—	—%	—	—%
Level 3	—	—%	—	—%
Level 4	—	—%	—	—%
Level 5	—	—%	—	—%
Total by credit risk	$13,586	100%	$13,586	100%

Asset Management
Loans – carrying value by loan type	September 30, 2025		December 31, 2024
Corporate loans	$13,586	100%	$13,586	100%
Total by loan type	$13,586	100%	$13,586	100%

Insurance Solutions
Loans – carrying value by credit risk	September 30, 2025		December 31, 2024
Level 1	$22,819	13.1%	$22,731	13.3%
Level 2	85,079	48.8%	83,448	48.6%
Level 3	7,719	4.4%	6,997	4.1%
Level 4	—	—%	—	—%
Level 5	58,560	33.6%	58,259	34.0%
Total by credit risk	$174,177	100%	$171,435	100%

Insurance Solutions
Loans – carrying value by loan type	September 30, 2025		December 31, 2024
Commercial real estate mortgage loans	$57,676	33.1%	$60,429	35.2%
Multi-family mortgage loans	98,537	56.5%	93,186	54.4%
Other invested assets - corporate loans	17,964	10.3%	17,820	10.4%
Total by loan type	$174,177	100%	$171,435	100%
The following tables summarizes the activity related to the allowance for credit losses for the nine months ended September 30, 2025 and 2024:

Asset Management	Corporate loans	Total loans
Balance, December 31, 2024	$299	$299
Charge-offs	—	—
Recoveries	—	—
Provision for credit losses	—	—
Balance, September 30, 2025	$299	$299

Insurance Solutions	Commercial real estate mortgage loans	Multi-family mortgage loans	Corporate loans	Total loans
Balance, December 31, 2024	$2,615	$3,360	$1,078	$7,053
Charge-offs	—	—	—	—
Recoveries	—	—	—	—
Provision for credit losses	(293)	38	(100)	(355)
Balance, September 30, 2025	$2,322	$3,398	$978	$6,698

Asset Management	Corporate loans	Total loans
Balance, December 31, 2023	$299	$299
Charge-offs	—	—
Recoveries	—	—
Provision for credit losses	—	—
Balance, September 30, 2024	$299	$299

Insurance Solutions	Commercial real estate mortgage loans	Multi-family mortgage loans	Corporate loans	Total loans
Balance, December 31, 2023	$632	$620	$1,541	$2,793
Charge-offs	—	—	—	—
Recoveries	—	—	—	—
Provision for credit losses	1,527	895	(545)	1,877
Balance, September 30, 2024	$2,159	$1,515	$996	$4,670
The following tables present an analysis of past-due loans:

	September 30, 2025
Asset Management	Loans 30-59 days past due	Loans 60-89 days past due	Loans 90 days or more past due	Nonaccrual loans	Current loans	Total loans
Corporate loans	$—	$—	$—	$—	$13,586	$13,586
Total corporate loans	$—	$—	$—	$—	$13,586	$13,586

	September 30, 2025
Insurance Solutions	Loans 30-59 days past due	Loans 60-89 days past due	Loans 90 days or more past due	Nonaccrual loans	Current loans	Total loans
Commercial real estate mortgage loans	$—	$—	$—	$14,246	$43,430	$57,676
Multi-family mortgage loans	—	—	—	8,987	89,550	98,537
Other invested assets - corporate loans	—	—	—	—	17,964	17,964
Total mortgage and other invested assets - corporate loans	$—	$—	$—	$23,233	$150,944	$174,177

	December 31, 2024
Asset Management	Loans 30-59 days past due	Loans 60-89 days past due	Loans 90 days or more past due	Nonaccrual loans	Current loans	Total loans
Corporate loans	$—	$—	$—	$—	$13,586	$13,586
Total corporate loans	$—	$—	$—	$—	$13,586	$13,586

	December 31, 2024
Insurance Solutions	Loans 30-59 days past due	Loans 60-89 days past due	Loans 90 days or more past due	Nonaccrual loans	Current loans	Total loans
Commercial real estate mortgage loans	$—	$—	$—	$10,799	$49,630	$60,429
Multi-family mortgage loans	—	—	—	10,969	82,217	93,186
Other invested assets - corporate loans	—	—	—	—	17,820	17,820
Total mortgage and other invested assets - corporate loans	$—	$—	$—	$21,768	$149,667	$171,435
The Company designates individually evaluated loans on nonaccrual status as collateral-dependent loans, as well as other loans that management of the Company designates as having higher risk. Collateral dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. These loans do not share common risk characteristics and are not included within the collectively evaluated loans for determining the allowance for credit losses.
The following represents total nonaccrual loans:

	September 30, 2025
Insurance Solutions	Nonaccrual loans with no allowance	Nonaccrual loans with an allowance	Total nonaccrual loans
Commercial real estate mortgage loans	$3,447	$10,799	$14,246
Multi-family mortgage loans	—	8,987	8,987
Other invested assets - corporate loans	—	—	—
Total loans	$3,447	$19,786	$23,233

	December 31, 2024
Insurance Solutions	Nonaccrual loans with no allowance	Nonaccrual loans with an allowance	Total nonaccrual loans
Commercial real estate mortgage loans	$—	$10,799	$10,799
Multi-family mortgage loans	—	10,969	10,969
Other invested assets - corporate loans	—	—	—
Total loans	$—	$21,768	$21,768
The following represents accrued interest receivables written off:

As of	September 30, 2025	December 31, 2024
Insurance Solutions
Commercial real estate mortgage loans	$—	$1,034
Multi-family mortgage loans	908	—
Other invested assets - corporate loans	—	—
Total accrued interest receivables written off	$908	$1,034
The following table represents the portfolio of mortgage and corporate loans by origination year as of September 30, 2025 and December 31, 2024:

Performance status as of September 30, 2025	2025	2024	2023	2022	2021	Prior	Total
Asset Management
Corporate loans
Level 1	$—	$—	$—	$—	$—	$13,586	$13,586
Level 2	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—
Level 4	—	—	—	—	—	—	—
Level 5	—	—	—	—	—	—	—
Total corporate loans	$—	$—	$—	$—	$—	$13,586	$13,586
Insurance Solutions
Commercial real estate loans
Level 1	$—	$—	$4,856	$—	$—	$—	$4,856
Level 2	—	5,220	12,658	10,840	3,460	—	32,178
Level 3	—	—	—	—	4,482	—	4,482
Level 4	—	—	—	—	—	—	—
Level 5	—	6,720	4,079	1,914	—	3,447	16,160
Total commercial real estate loans	—	11,940	21,593	12,754	7,942	3,447	57,676
Multi-family loans
Level 1	—	—	—	—	—	—	—
Level 2	11,982	23,572	7,631	—	9,715	—	52,900
Level 3	3,237	—	—	—	—	—	3,237
Level 4	—	—	—	—	—	—	—
Level 5	—	—	—	8,714	21,829	11,857	42,400
Total multi-family loans	15,219	23,572	7,631	8,714	31,544	11,857	98,537
Other invested assets - corporate loans
Level 1	144	48	596	74	17,102	—	17,964
Level 2	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—
Level 4	—	—	—	—	—	—	—
Level 5	—	—	—	—	—	—	—
Total other invested assets - corporate loans	144	48	596	74	17,102	—	17,964
Total mortgage and corporate loans	$15,363	$35,560	$29,820	$21,542	$56,588	$15,304	$174,177

Performance status as of December 31, 2024	2024	2023	2022	2021	2020	Prior	Total
Asset Management
Corporate loans
Level 1	$—	$—	$—	$—	$13,586	$—	$13,586
Level 2	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—
Level 4	—	—	—	—	—	—	—
Level 5	—	—	—	—	—	—	—
Total corporate loans	$—	$—	$—	$—	$13,586	$—	$13,586
Insurance Solutions
Commercial real estate loans
Level 1	$—	$4,910	$—	$—	$—	$—	$4,910
Level 2	4,000	15,416	11,800	3,661	—	—	34,877
Level 3	—	—	—	4,482	—	—	4,482
Level 4	—	—	—	—	—	—	—
Level 5	6,720	4,079	1,914	—	—	3,447	16,160
Total commercial real estate loans	10,720	24,405	13,714	8,143	—	3,447	60,429
Multi-family loans
Level 1	—	—	—	—	—	—	—
Level 2	33,389	5,469	—	9,715	—	—	48,573
Level 3	—	—	2,515	—	—	—	2,515
Level 4	—	—	—	—	—	—	—
Level 5	—	—	8,714	21,782	11,602	—	42,098
Total multi-family loans	33,389	5,469	11,229	31,497	11,602	—	93,186
Other invested assets - corporate loans
Level 1	48	596	74	17,102	—	—	17,820
Level 2	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—
Level 4	—	—	—	—	—	—	—
Level 5	—	—	—	—	—	—	—
Total other invested assets - corporate loans	48	596	74	17,102	—	—	17,820
Total mortgage and corporate loans	$44,157	$30,470	$25,017	$56,742	$11,602	$3,447	$171,435
The following represents the carrying value of collateral-dependent loans of the Company as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Commercial real estate mortgage loans	$12,112	$10,799
The Company maintains a separate reserve for credit losses on off-balance sheet credit exposures, including unfunded loan commitments, which is included under the line item entitled “Accrued expenses and other liabilities” on the Condensed Consolidated Statements of Financial Position. The reserve for credit losses on off-balance sheet credit exposures is adjusted as a provision for credit losses in the income statement. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life, utilizing the same models and approaches for the Company's other loan portfolio segments described above, as these unfunded commitments share similar risk characteristics as its loan portfolio segments. The unfunded off-balance sheet credit line commitments for corporate loans accounted for as held for investments (“HFI”) was $1.4 million for Asset Management and $3.3 million for Insurance Solutions as of September 30, 2025 (December 31, 2024: $1.4 million and $4.7 million, for Asset Management and Insurance Solutions, respectively)
The liability for credit losses on off-balance sheet credit exposures for these loans included in Accrued expenses and other liabilities was less than $0.1 million for Insurance Solutions as of both September 30, 2025 and December 31, 2024. Refer to Note 24. Commitments and contingencies for additional information of the Company’s investment commitments.